Fees to auditors appointed at the Annual General Meeting (Details) - DKK (kr) kr in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Audit fees:
Audit	kr 5,941	kr 1,847	kr 1,661
Audit-related services and other assurance engagements	1,002	1,731	718
Tax advice	0	0	106
Other	0	12	0
Total fees	kr 6,943	kr 3,590	kr 2,485